Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000030126
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FAM Value Fund - Investor
C000164665
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FAM Value Fund - Institutional Shares
C000030128
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FAM Dividend Focus Fund - Investor Shares
C000110096
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FAM Small Cap Fund - Investor Shares
C000164667
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FAM Small Cap Fund - Institutional Shares
Without Sales Load [Member] | C000030126
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%		14.51%	8.89%	9.39%
Without Sales Load [Member] | C000164665
Average Annual Return [Line Items]
Average Annual Return, Percent	5.87%		14.72%	9.10%	9.54%
Without Sales Load [Member] | C000030128
Average Annual Return [Line Items]
Average Annual Return, Percent	7.41%		15.90%	11.18%	11.30%
Without Sales Load [Member] | C000110096
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.04%)		8.24%	10.10%	8.37%
Without Sales Load [Member] | C000164667
Average Annual Return [Line Items]
Average Annual Return, Percent	0.04%		8.33%	10.21%	8.48%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	4.96%		12.88%	9.46%	9.04%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	4.96%		12.88%	9.46%	9.04%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	4.96%		12.88%	9.46%	9.04%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	1.73%		10.06%	6.94%	7.00%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	1.73%		10.06%	6.94%	7.00%